Financial assets and liabilities - Carrying amount and fair value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities
Amount drawn	$ 9,672	$ 10,163
Deferred debt issue costs and bond premium/discount	(67)	(87)
Net borrowings	9,605	10,076
Not At Fair Value
Financial assets and liabilities
Amount drawn	9,672	10,163
Deferred debt issue costs and bond premium/discount	(67)	(87)
Net borrowings	9,605	10,076
Not At Fair Value | Loan notes
Financial assets and liabilities
Amount drawn	9,521	10,151
Deferred debt issue costs and bond premium/discount	(57)	(87)
Net borrowings	9,464	10,064
Not At Fair Value | Global Asset Based Loan Facility and other borrowings
Financial assets and liabilities
Amount drawn	115	4
Deferred debt issue costs and bond premium/discount	(10)
Net borrowings	105	4
Not At Fair Value | Finance leases
Financial assets and liabilities
Amount drawn	36	8
Net borrowings	36	8
Fair Value
Financial assets and liabilities
Fair value	9,327	10,698
Fair Value | Loan notes
Financial assets and liabilities
Fair value	9,176	10,686
Fair Value | Global Asset Based Loan Facility and other borrowings
Financial assets and liabilities
Fair value	115	4
Fair Value | Finance leases
Financial assets and liabilities
Fair value	$ 36	$ 8